UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5628

Name of Registrant:	VANGUARD MALVERN FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

Item 1:	Schedule of Investments

Vanguard Asset Allocation Fund
Schedule of Investments
June 30, 2005

	Shares	Market Value ($000)

COMMON STOCK (81.9)%

Auto & Transportation (1.9%)
United Parcel Service, Inc.	886,167	$61,287
FedEx Corp.	238,574	19,327
General Motors Corp.	448,712	15,256
Ford Motor Co.	1,453,585	14,885
Burlington Northern Santa Fe Corp.	294,802	13,879
Union Pacific Corp.	207,304	13,433
Harley-Davidson, Inc.	231,854	11,500
Norfolk Southern Corp.	316,926	9,812
PACCAR, Inc.	135,118	9,188
Southwest Airlines Co.	600,412	8,364
CSX Corp.	165,203	7,048
Genuine Parts Co.	135,653	5,574
Delphi Corp.	434,076	2,018
* The Goodyear Tire & Rubber Co.	132,103	1,968
Dana Corp.	115,411	1,732
* Navistar International Corp.	53,081	1,699
Cooper Tire & Rubber Co.	57,151	1,061
Visteon Corp.	101,155	610
* Delta Air Lines, Inc.	95,702	360

		199,001

Consumer Discretionary (11.0%)
Wal-Mart Stores, Inc.	2,659,004	128,164
Home Depot, Inc.	1,705,883	66,359
* Time Warner, Inc.	3,724,178	62,231
The Walt Disney Co.	1,621,051	40,818
Viacom Inc. Class B	1,271,884	40,726
Gillette Co.	791,905	40,094
Target Corp.	708,970	38,575
The News Corp., Inc.	2,282,900	36,937
* Yahoo! Inc.	1,046,070	36,246
Lowe's Cos., Inc.	611,852	35,622
* eBay Inc.	958,360	31,635
McDonald's Corp.	1,007,219	27,950
Kimberly-Clark Corp.	383,699	24,016
Carnival Corp.	417,149	22,755
Cendant Corp.	837,599	18,737
Costco Wholesale Corp.	373,999	16,763
Best Buy Co., Inc.	236,355	16,202
NIKE, Inc. Class B	186,884	16,184
* Starbucks Corp.	311,956	16,116
* Kohl's Corp.	261,355	14,612
Avon Products, Inc.	374,457	14,173
Gannett Co., Inc.	198,504	14,120
* Electronic Arts Inc.	243,815	13,802
The McGraw-Hill Cos., Inc.	301,406	13,337
Clear Channel Communications, Inc.	429,919	13,297
Waste Management, Inc.	444,919	12,609
Staples, Inc.	590,410	12,588
* Sears Holdings Corp.	80,122	12,008
Yum! Brands, Inc.	230,154	11,986
The Gap, Inc.	597,110	11,793
Omnicom Group Inc.	145,903	11,652
Marriott International, Inc. Class A	165,553	11,294
J.C. Penney Co., Inc. (Holding Co.)	211,354	11,113
* Apollo Group, Inc. Class A	137,003	10,716
Harrah's Entertainment, Inc.	144,352	10,403
* Coach, Inc.	304,400	10,219
Starwood Hotels & Resorts Worldwide, Inc.	169,003	9,899
* Bed Bath & Beyond, Inc.	234,354	9,791
Federated Department Stores, Inc.	131,553	9,640
May Department Stores Co.	237,954	9,556
TJX Cos., Inc.	384,858	9,371
Tribune Co.	246,657	8,677
International Game Technology	269,255	7,580
Nordstrom, Inc.	104,702	7,117
Hilton Hotels Corp.	292,356	6,973
Limited Brands, Inc.	316,033	6,769
* Univision Communications Inc.	231,105	6,367
* Fisher Scientific International Inc.	95,452	6,195
Mattel, Inc.	338,244	6,190
Eastman Kodak Co.	226,904	6,092
R.R. Donnelley & Sons Co.	166,303	5,739
Black & Decker Corp.	62,901	5,652
* Office Depot, Inc.	239,905	5,479
Dollar General Corp.	258,543	5,264
* AutoZone Inc.	53,551	4,951
Newell Rubbermaid, Inc.	207,013	4,935
VF Corp.	85,130	4,871
Cintas Corp.	118,303	4,567
* Toys R Us, Inc.	164,453	4,355
Wendy's International, Inc.	89,852	4,281
Leggett & Platt, Inc.	151,903	4,038
* Interpublic Group of Cos., Inc.	327,556	3,990
Knight Ridder	64,401	3,950
Darden Restaurants Inc.	112,853	3,722
Tiffany & Co.	113,052	3,704
Whirlpool Corp.	52,801	3,702
* AutoNation, Inc.	178,804	3,669
New York Times Co. Class A	117,552	3,662
Family Dollar Stores, Inc.	134,303	3,505
Robert Half International, Inc.	135,853	3,392
Liz Claiborne, Inc.	80,852	3,215
Jones Apparel Group, Inc.	100,052	3,106
RadioShack Corp.	132,331	3,066
The Stanley Works	66,901	3,047
Alberto-Culver Co. Class B	67,651	2,931
Circuit City Stores, Inc.	166,453	2,878
Hasbro, Inc.	134,603	2,798
International Flavors & Fragrances, Inc.	73,501	2,662
* Monster Worldwide Inc.	88,802	2,547
Sabre Holdings Corp.	112,021	2,235
OfficeMax, Inc.	67,651	2,014
Reebok International Ltd.	47,051	1,968
* Allied Waste Industries, Inc.	247,505	1,963
Meredith Corp.	38,501	1,889
* Convergys Corp.	115,152	1,637
Snap-On Inc.	45,251	1,552
Dillard's Inc.	65,501	1,534
* Big Lots Inc.	90,952	1,204
Maytag Corp.	60,351	945

		1,166,688

Consumer Staples (6.0%)
Altria Group, Inc.	1,645,691	106,410
The Procter & Gamble Co.	1,966,046	103,709
The Coca-Cola Co.	1,793,876	74,894
PepsiCo, Inc.	1,328,726	71,658
Walgreen Co.	808,695	37,192
Anheuser-Busch Cos., Inc.	614,490	28,113
Colgate-Palmolive Co.	416,707	20,798
CVS Corp.	643,812	18,716
Sysco Corp.	501,109	18,135
General Mills, Inc.	293,806	13,747
Sara Lee Corp.	627,062	12,422
Kellogg Co.	277,896	12,350
The Hershey Co.	180,174	11,189
* The Kroger Co.	587,411	11,178
Wm. Wrigley Jr. Co.	161,373	11,109
H.J. Heinz Co.	272,505	9,652
ConAgra Foods, Inc.	400,008	9,264
Campbell Soup Co.	257,846	7,934
Safeway, Inc.	342,407	7,735
Reynolds American Inc.	92,162	7,262
The Clorox Co.	118,203	6,586
Coca-Cola Enterprises, Inc.	279,307	6,148
Albertson's, Inc.	295,692	6,115
UST, Inc.	131,403	6,000
The Pepsi Bottling Group, Inc.	171,944	4,919
Brown-Forman Corp. Class B	71,372	4,315
Molson Coors Brewing Co. Class B	63,651	3,946
McCormick & Co., Inc.	108,752	3,554
SuperValu Inc.	103,852	3,387

		638,437

Financial Services (17.6%)
Citigroup, Inc.	4,138,578	191,326
Bank of America Corp.	3,196,332	145,785
American International Group, Inc.	2,063,173	119,870
JPMorgan Chase & Co.	2,796,630	98,777
Wells Fargo & Co.	1,343,525	82,734
Wachovia Corp.	1,256,312	62,313
American Express Co.	928,894	49,445
Morgan Stanley	881,896	46,273
Fannie Mae	766,354	44,755
U.S. Bancorp	1,469,005	42,895
Merrill Lynch & Co., Inc.	750,994	41,312
The Goldman Sachs Group, Inc.	354,557	36,172
Freddie Mac	544,740	35,533
Allstate Corp.	537,665	32,125
Washington Mutual, Inc.	691,414	28,134
Prudential Financial, Inc.	414,888	27,242
MBNA Corp.	1,011,624	26,464
MetLife, Inc.	578,911	26,016
First Data Corp.	645,419	25,907
Lehman Brothers Holdings, Inc.	219,004	21,743
St. Paul Travelers Cos., Inc.	530,060	20,953
SunTrust Banks, Inc.	274,454	19,827
Automatic Data Processing, Inc.	458,409	19,239
Countrywide Financial Corp.	467,108	18,035
The Bank of New York Co., Inc.	617,761	17,779
The Hartford Financial Services Group Inc.	234,134	17,509
BB&T Corp.	435,558	17,409
SLM Corp.	337,906	17,166
AFLAC Inc.	394,758	17,085
Fifth Third Bancorp	411,871	16,973
National City Corp.	470,582	16,056
Capital One Financial Corp.	195,714	15,659
Progressive Corp. of Ohio	155,203	15,336
Golden West Financial Corp.	223,634	14,398
The Chubb Corp.	155,303	13,295
Regions Financial Corp.	369,160	12,507
State Street Corp.	258,555	12,475
Simon Property Group, Inc. REIT	171,453	12,429
Franklin Resources Corp.	156,614	12,056
PNC Financial Services Group	220,604	12,014
Marsh & McLennan Cos., Inc.	423,557	11,733
CIGNA Corp.	108,502	11,613
KeyCorp	324,805	10,767
Charles Schwab Corp.	949,035	10,705
North Fork Bancorp, Inc.	379,629	10,664
Equity Office Properties Trust REIT	313,606	10,380
Loews Corp.	132,323	10,255
The Principal Financial Group, Inc.	243,205	10,190
ACE Ltd.	226,054	10,139
Moody's Corp.	217,304	9,770
Mellon Financial Corp.	336,657	9,659
Paychex, Inc.	291,756	9,494
Bear Stearns Co., Inc.	89,699	9,323
M & T Bank Corp.	82,132	8,637
Equity Residential REIT	225,204	8,292
XL Capital Ltd. Class A	110,652	8,235
* SunGard Data Systems, Inc.	230,704	8,114
Comerica, Inc.	135,453	7,829
H & R Block, Inc.	127,903	7,463
Northern Trust Corp.	161,053	7,342
Marshall & Ilsley Corp.	164,503	7,312
AmSouth Bancorp	277,955	7,227
CIT Group Inc.	163,800	7,039
Synovus Financial Corp.	241,304	6,918
MBIA, Inc.	113,902	6,756
Lincoln National Corp.	141,703	6,649
Sovereign Bancorp, Inc.	296,745	6,629
* Fiserv, Inc.	149,003	6,400
Aon Corp.	252,580	6,325
ProLogis REIT	148,403	5,972
T. Rowe Price Group Inc.	95,252	5,963
Archstone-Smith Trust REIT	153,300	5,920
Ambac Financial Group, Inc.	82,202	5,734
Cincinnati Financial Corp.	138,477	5,478
Jefferson-Pilot Corp.	105,852	5,337
SAFECO Corp.	97,552	5,301
Plum Creek Timber Co. Inc. REIT	143,653	5,215
Zions Bancorp	70,451	5,180
MGIC Investment Corp.	79,252	5,169
Torchmark Corp.	89,651	4,680
Huntington Bancshares Inc.	186,041	4,491
Compass Bancshares Inc.	97,830	4,402
* E*TRADE Financial Corp.	304,452	4,259
First Horizon National Corp.	97,252	4,104
UnumProvident Corp.	223,795	4,100
Equifax, Inc.	111,352	3,976
* Providian Financial Corp.	224,404	3,956
Apartment Investment & Management Co. Class A REIT	72,751	2,977
Janus Capital Group Inc.	186,554	2,806
Federated Investors, Inc.	85,652	2,570
Dow Jones & Co., Inc.	64,851	2,299
Ryder System, Inc.	48,451	1,773

		1,856,542

Health Care (10.7%)
Pfizer Inc.	5,907,098	162,918
Johnson & Johnson	2,363,328	153,616
Abbott Laboratories	1,234,323	60,494
* Amgen, Inc.	986,891	59,667
Merck & Co., Inc.	1,748,263	53,847
UnitedHealth Group Inc.	1,016,720	53,012
Eli Lilly & Co.	896,857	49,964
Medtronic, Inc.	957,658	49,597
Wyeth	1,057,840	47,074
Bristol-Myers Squibb Co.	1,547,189	38,649
* WellPoint Inc.	483,748	33,688
Schering-Plough Corp.	1,167,832	22,259
Cardinal Health, Inc.	344,132	19,815
Aetna Inc.	233,716	19,356
HCA Inc.	327,551	18,562
Baxter International, Inc.	490,659	18,203
Guidant Corp.	255,425	17,190
* Boston Scientific Corp.	615,932	16,630
* Caremark Rx, Inc.	361,557	16,097
* Gilead Sciences, Inc.	359,106	15,797
* Zimmer Holdings, Inc.	195,320	14,878
Stryker Corp.	296,656	14,109
* St. Jude Medical, Inc.	286,906	12,512
* Genzyme Corp.-General Division	200,553	12,051
* Medco Health Solutions, Inc.	218,933	11,682
* Forest Laboratories, Inc.	282,905	10,991
McKesson Corp.	234,919	10,522
Becton, Dickinson & Co.	199,054	10,444
* Biogen Idec Inc.	273,899	9,436
Allergan, Inc.	100,152	8,537
Quest Diagnostics, Inc.	153,264	8,164
Biomet, Inc.	197,654	6,847
* Express Scripts Inc.	122,102	6,103
AmerisourceBergen Corp.	86,052	5,951
* Laboratory Corp. of America Holdings	108,500	5,414
C.R. Bard, Inc.	80,302	5,341
* Humana Inc.	133,903	5,321
* MedImmune Inc.	194,704	5,202
Health Management Associates Class A	185,154	4,847
* Hospira, Inc.	121,632	4,744
IMS Health, Inc.	189,962	4,705
* Chiron Corp.	128,833	4,495
* Tenet Healthcare Corp.	363,107	4,444
Mylan Laboratories, Inc.	208,154	4,005
Bausch & Lomb, Inc.	41,951	3,482
Manor Care, Inc.	76,251	3,029
* Watson Pharmaceuticals, Inc.	82,902	2,451
* Millipore Corp.	37,151	2,108
* King Pharmaceuticals, Inc.	188,720	1,966

		1,130,216

Integrated Oils (4.8%)
ExxonMobil Corp.	5,055,718	290,552
Chevron Corp.	1,666,228	93,175
ConocoPhillips Co.	1,102,750	63,397
Occidental Petroleum Corp.	314,516	24,196
Marathon Oil Corp.	274,755	14,664
Unocal Corp.	214,233	13,936
Amerada Hess Corp.	69,351	7,387

		507,307

Other Energy (2.3%)
Schlumberger Ltd.	466,819	35,450
Halliburton Co.	399,417	19,100
Devon Energy Corp.	373,806	18,944
Burlington Resources, Inc.	311,976	17,234
Apache Corp.	260,811	16,848
Valero Energy Corp.	203,804	16,123
Anadarko Petroleum Corp.	193,087	15,862
Baker Hughes, Inc.	269,265	13,776
* Transocean Inc.	255,212	13,774
EOG Resources, Inc.	190,104	10,798
XTO Energy, Inc.	286,900	9,752
Williams Cos., Inc.	451,478	8,578
Kerr-McGee Corp.	96,630	7,374
* Nabors Industries, Inc.	112,302	6,808
BJ Services Co.	129,502	6,796
Noble Corp.	104,052	6,400
* National-Oilwell Varco Inc.	132,850	6,316
Sunoco, Inc.	54,968	6,249
El Paso Corp.	497,307	5,729
Rowan Cos., Inc.	75,751	2,251
* Calpine Corp.	419,606	1,427
* Dynegy, Inc.	279,905	1,360

		246,949

Materials & Processing (2.8%)
Dow Chemical Co.	763,971	34,020
E.I. du Pont de Nemours & Co.	789,392	33,952
Alcoa Inc.	691,499	18,069
Newmont Mining Corp. (Holding Co.)	352,503	13,758
Monsanto Co.	210,830	13,255
Weyerhaeuser Co.	192,804	12,272
International Paper Co.	388,227	11,728
Praxair, Inc.	251,055	11,699
Masco Corp.	354,717	11,266
Air Products & Chemicals, Inc.	182,203	10,987
Archer-Daniels-Midland Co.	505,232	10,802
PPG Industries, Inc.	137,703	8,642
Rohm & Haas Co.	153,992	7,136
Phelps Dodge Corp.	76,954	7,118
Georgia Pacific Group	206,949	6,581
American Standard Cos., Inc.	151,703	6,359
Nucor Corp.	127,202	5,803
Ecolab, Inc.	174,854	5,658
Freeport-McMoRan Copper & Gold, Inc. Class B	144,753	5,420
Vulcan Materials Co.	78,802	5,121
Sherwin-Williams Co.	100,252	4,721
Avery Dennison Corp.	85,102	4,507
MeadWestvaco Corp.	155,351	4,356
Fluor Corp.	68,501	3,945
Ashland, Inc.	53,551	3,849
Temple-Inland Inc.	98,902	3,674
Eastman Chemical Co.	60,001	3,309
* Sealed Air Corp.	65,166	3,245
Ball Corp.	87,902	3,161
Sigma-Aldrich Corp.	56,401	3,161
United States Steel Corp.	86,542	2,974
Engelhard Corp.	99,802	2,849
* Pactiv Corp.	122,602	2,646
Bemis Co., Inc.	82,402	2,187
Louisiana-Pacific Corp.	85,652	2,105
Allegheny Technologies Inc.	71,056	1,568
Great Lakes Chemical Corp.	39,001	1,227
* Hercules, Inc.	86,302	1,221

		294,351

Producer Durables (3.4%)
The Boeing Co.	659,899	43,553
United Technologies Corp.	811,036	41,647
Caterpillar, Inc.	271,525	25,879
Applied Materials, Inc.	1,317,675	21,320
Emerson Electric Co.	332,656	20,834
Lockheed Martin Corp.	317,919	20,623
Illinois Tool Works, Inc.	222,125	17,699
Northrop Grumman Corp.	282,445	15,605
Deere & Co.	193,254	12,656
Danaher Corp.	225,855	11,821
* Xerox Corp.	743,908	10,258
Ingersoll-Rand Co.	137,223	9,791
Pitney Bowes, Inc.	184,554	8,037
Pulte Homes, Inc.	95,052	8,008
* Agilent Technologies, Inc.	342,254	7,879
Centex Corp.	101,702	7,187
Rockwell Collins, Inc.	142,153	6,778
KLA-Tencor Corp.	153,153	6,693
* Lexmark International, Inc.	97,902	6,347
Dover Corp.	157,503	5,730
Parker Hannifin Corp.	91,627	5,682
KB HOME	66,002	5,031
Cooper Industries, Inc. Class A	72,058	4,605
W.W. Grainger, Inc.	71,851	3,937
Goodrich Corp.	88,752	3,635
* Waters Corp.	97,451	3,622
American Power Conversion Corp.	152,403	3,595
* Thermo Electron Corp.	129,102	3,469
Molex, Inc.	132,803	3,458
Pall Corp.	95,368	2,895
Novellus Systems, Inc.	116,652	2,882
Cummins Inc.	33,501	2,500
* Teradyne, Inc.	144,153	1,726
Tektronix, Inc.	69,051	1,607
* Andrew Corp.	119,527	1,525

		358,514

Technology (11.1%)
Microsoft Corp.	8,012,291	199,025
Intel Corp.	4,906,247	127,857
* Cisco Systems, Inc.	5,079,201	97,064
International Business Machines Corp.	1,282,275	95,145
* Dell Inc.	1,924,258	76,027
Hewlett-Packard Co.	2,285,708	53,737
* Oracle Corp.	3,558,078	46,967
QUALCOMM Inc.	1,303,084	43,015
Texas Instruments, Inc.	1,321,076	37,083
Motorola, Inc.	1,941,265	35,448
* EMC Corp.	1,908,210	26,162
* Apple Computer, Inc.	647,012	23,817
* Corning, Inc.	1,151,870	19,144
General Dynamics Corp.	158,453	17,357
Raytheon Co.	351,507	13,751
* Symantec Corp.	563,910	12,259
Computer Associates International, Inc.	421,397	11,580
Adobe Systems, Inc.	386,708	11,068
Analog Devices, Inc.	293,605	10,954
* Lucent Technologies, Inc.	3,508,283	10,209
* Sun Microsystems, Inc.	2,674,479	9,976
Maxim Integrated Products, Inc.	259,755	9,925
Linear Technology Corp.	245,005	8,989
* Broadcom Corp.	243,805	8,658
* Network Appliance, Inc.	291,465	8,240
* Veritas Software Corp.	331,256	8,083
Electronic Data Systems Corp.	397,557	7,653
Xilinx, Inc.	277,405	7,074
Rockwell Automation, Inc.	144,053	7,017
L-3 Communications Holdings, Inc.	90,200	6,908
* Intuit, Inc.	148,403	6,694
* Freescale Semiconductor, Inc. Class B	305,902	6,479
* Computer Sciences Corp.	145,153	6,343
National Semiconductor Corp.	279,805	6,164
Autodesk, Inc.	178,204	6,125
* Altera Corp.	296,106	5,869
* NCR Corp.	152,202	5,345
* Advanced Micro Devices, Inc.	303,055	5,255
* Affiliated Computer Services, Inc. Class A	99,252	5,072
* Micron Technology, Inc.	468,709	4,786
* Jabil Circuit, Inc.	154,803	4,757
Scientific-Atlanta, Inc.	121,402	4,039
* Comverse Technology, Inc.	158,303	3,744
Siebel Systems, Inc.	412,465	3,671
* NVIDIA Corp.	133,402	3,565
* BMC Software, Inc.	185,654	3,333
* Tellabs, Inc.	371,756	3,234
Applera Corp.-Applied Biosystems Group	163,853	3,223
* Avaya Inc.	383,520	3,191
* Citrix Systems, Inc.	135,753	2,940
* Solectron Corp.	741,364	2,810
* Mercury Interactive Corp.	67,201	2,578
* LSI Logic Corp.	293,006	2,488
* QLogic Corp.	72,401	2,235
* Sanmina-SCI Corp.	404,008	2,210
* Compuware Corp.	302,356	2,174
* ADC Telecommunications, Inc.	88,344	1,923
Symbol Technologies, Inc.	183,904	1,815
* Novell, Inc.	283,255	1,756
PerkinElmer, Inc.	90,352	1,708
* JDS Uniphase Corp.	1,077,971	1,639
* Unisys Corp.	251,155	1,590
* Parametric Technology Corp.	220,104	1,404
* PMC Sierra Inc.	135,503	1,264
* Gateway, Inc.	267,405	882
* CIENA Corp.	371,457	776
* Applied Micro Circuits Corp.	245,105	627

		1,173,900

Utilities (6.0%)
Verizon Communications Inc.	2,194,583	75,823
SBC Communications Inc.	2,615,553	62,119
* Comcast Corp. Class A	1,751,449	53,769
BellSouth Corp.	1,450,167	38,531
Sprint Corp.	1,170,241	29,361
* Nextel Communications, Inc.	892,106	28,824
Exelon Corp.	526,370	27,019
Duke Energy Corp.	745,926	22,176
Southern Co.	592,011	20,525
Dominion Resources, Inc.	269,673	19,791
ALLTEL Corp.	259,205	16,143
TXU Corp.	190,494	15,828
FPL Group, Inc.	309,726	13,027
Entergy Corp.	168,753	12,749
FirstEnergy Corp.	262,213	12,615
AT&T Corp.	636,007	12,110
Public Service Enterprise Group, Inc.	189,753	11,541
PG&E Corp.	297,776	11,179
American Electric Power Co., Inc.	301,966	11,134
Edison International	252,905	10,255
Consolidated Edison Inc.	193,554	9,066
Ameren Corp.	162,403	8,981
Progress Energy, Inc.	196,658	8,897
PPL Corp.	146,553	8,702
* AES Corp.	504,409	8,262
Constellation Energy Group, Inc.	136,152	7,855
Sempra Energy	188,445	7,785
Kinder Morgan, Inc.	86,952	7,234
Cinergy Corp.	151,551	6,793
DTE Energy Co.	138,703	6,487
Xcel Energy, Inc.	309,251	6,037
KeySpan Corp.	138,402	5,633
NiSource, Inc.	216,077	5,344
* Qwest Communications International Inc.	1,408,347	5,225
CenturyTel, Inc.	110,002	3,809
Pinnacle West Capital Corp.	78,151	3,474
Citizens Communications Co.	257,304	3,458
* Allegheny Energy, Inc.	129,702	3,271
CenterPoint Energy Inc.	236,027	3,118
TECO Energy, Inc.	163,523	3,092
* CMS Energy Corp.	174,152	2,623
NICOR Inc.	34,151	1,406
Peoples Energy Corp.	28,851	1,254

		632,325

Other (4.3%)
General Electric Co.	8,426,108	291,965
Tyco International Ltd.	1,593,995	46,545
3M Co.	608,712	44,010
Honeywell International Inc.	677,763	24,826
Fortune Brands, Inc.	115,552	10,261
Johnson Controls, Inc.	146,453	8,250
Textron, Inc.	107,452	8,150
Eaton Corp.	121,702	7,290
ITT Industries, Inc.	71,101	6,942
Brunswick Corp.	70,201	3,041

		451,280

TOTAL COMMON STOCKS
(Cost $6,374,655)		8,655,510

TEMPORARY CASH INVESTMENTS (18.3%)

Money Market Fund (8.1%)

Vanguard Market Liquidity Fund, 3.139%**	852,279,684	852,280

	Face
	Amount
	(000)

Commercial Paper (9.2%)
ABN-AMRO North America Finance Inc.
3.320%, 9/21/2005	$30,000	29,770
AIG Funding Inc.
3.040%, 7/18/2005	25,000	24,962
(2)APRECO Corp.
3.080%, 7/5/2005	50,000	49,983
(2)Alpine Securitization Corp.
3.070%, 7/25/2005	50,000	49,889
(2)Atlantis One Funding
3.130%, 8/15/2005	20,000	19,917
3.300%, 9/28/2005	20,000	19,830
Bank of America Corp.
2.970%, 7/12/2005	50,000	49,950
(2)CRC Funding, LLC
3.090%, 7/14/2005	25,000	24,972
(2)Cafco Inc. LLC
3.270%, 9/8/2005	20,378	20,245
(2)Cancara Asset Securitisation LLC
3.140%, 8/8/2005	25,000	24,914
(2)Charta Corp.
3.290%, 9/16/2005	30,000	29,779
(2)Ciesco LLC
3.020%, 7/8/2005	20,000	19,987
(2)Depfa Bank PLC
3.045%, 7/12/2005	50,000	49,950
General Electric Capital Corp.
3.290%, 10/7/2005	25,000	24,769
(2)Giro Funding U.S. Corp.
3.050%, 7/15/2005	23,000	22,970
(2)GovCo Inc.
3.090%, 7/14/2005	38,000	37,958
(2)Grampian Funding LLC
3.060%, 7/21/2005	40,000	39,926
(2)Greyhawk Funding, LLC
3.130%, 8/3/2005	25,000	24,924
3.380%, 10/11/2005	20,000	19,804
3.440%, 10/20/2005	25,000	24,732
HBOS Treasury Services PLC
2.995%, 7/18/2005	28,000	27,957
ING (U.S.) Funding LLC
3.430%, 10/26/2005	29,000	28,675
International Lease Finance Corp.
3.020%, 7/18/2005	50,000	49,923
3.420%, 10/20/2005	25,000	24,736
(2)Mane Funding Corp.
3.130%, 8/8/2005	20,000	19,930
Nordea North America Inc.
3.090%, 7/14/2005	25,000	24,972
Royal Bank of Scotland Group PLC
3.280%, 9/23/2005	52,000	51,591
(2)Skandinaviska Enskilda Banken
3.030%, 7/13/2005	25,000	24,973
Spintab AB
3.060%, 7/21/2005	10,000	9,982
3.120%, 7/22/2005	50,000	49,909
UBS Finance (Delaware), Inc.
3.245%, 9/15/2005	30,000	29,788
Westpac Trust Securities NZ Ltd.
3.250%, 9/26/2005	20,000	19,837

		971,504

U.S.Government Obligation (1.0%)
U.S. Treasury Bill
(1) 2.967%, 9/8/2005	110,000	109,355

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,933,284)		1,933,139

TOTAL INVESTMENTS (100.2%)
(Cost $8,307,939)		10,588,649

OTHER ASSETS AND LIABILITIES—NET (-0.2%)		(20,235)

NET ASSETS (100%)		$10,568,414

*	Non-income-producing security.
**	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)	Securities with a value of $109,355,000 have been segregated as initial margin for open futures contracts.
(2)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At June 30, 2005, the aggregate value of these securities was $524,683,000, representing 5.0% of net assets.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At June 30, 2005, the cost of investment securities for tax purposes was $8,307,939,000. Net unrealized appreciation of investment securities for tax purposes was $2,280,710,000, consisting of unrealized gains of $2,493,288,000 on securities that had risen in value since their purchase and $212,578,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.3%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2005, the aggregate settlement value of open futures contracts expiring in September 2005, and the related unrealized appreciation (depreciation) were:

		(000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	5,912	$1,766,949	($14,231)
E-mini S&P 500 Index	2,289	136,825	(926)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.